Net loss per share - Schedule of Anti-dilutive Securities (Details) - shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Antidilutive Securities
Anti-dilutive shares	12,696,388	8,241,779
Unvested restricted incentive shares and units
Antidilutive Securities
Anti-dilutive shares	1,023,810	1,360,159
Share options
Antidilutive Securities
Anti-dilutive shares	8,407,272	6,881,620
Warrants
Antidilutive Securities
Anti-dilutive shares	3,265,306	0